Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
The 2006 Employee Plan authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 23,700,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or canceled. The Company issues new shares upon exercise of option rights and vesting of RSUs. The Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units (RSUs), performance shares and performance units to eligible employees. At December 31, 2017, no appreciation rights, performance shares or performance units had been granted under the 2006 Employee Plan.
The 2006 Stock Plan for Nonemployee Directors (Nonemployee Director Plan) authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are canceled. The Nonemployee Director Plan permits the granting of option rights, appreciation rights, restricted stock and RSUs to members of the Board of Directors who are not employees of the Company. At December 31, 2017, no option rights or appreciation rights had been granted under the Nonemployee Director Plan.
In connection with the Acquisition (see Note 2), the Company assumed certain outstanding RSUs of Valspar granted under the Amended and Restated 2015 Omnibus Equity Plan. Upon close of the Acquisition, the Valspar RSUs were converted into RSUs relating to common stock of the Company.
The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. At December 31, 2017, the Company had total unrecognized stock-based compensation expense of $127,222 that is expected to be recognized over a weighted-average period of 1.07 years. Stock-based compensation expense during 2017, 2016 and 2015 was $90,292, $72,109 and $72,342, respectively. The related tax benefit was $34,343, $27,442 and $27,634 during 2017, 2016 and 2015, respectively. Subsequent to the adoption of ASU No. 2016-09 in 2016, excess tax benefits from share-based payments are recognized in the income tax provision rather than in other capital. For the years ended December 31, 2017 and 2016, the Company's tax benefit from options exercised reduced the income tax provision by $86,540 and $44,233, respectively.
Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2017	2016	2015
Risk-free interest rate	1.97%	1.24%	1.37%
Expected life of option rights	5.05 years	5.05 years	5.05 years
Expected dividend yield of stock	0.85%	1.06%	1.13%
Expected volatility of stock	.213	.212	.245

The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 2.00 percent to the 2017 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.
Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers and key employees under the 2006 Employee Plan and the 2003 Stock Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to $56,986 at December 31, 2017. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 1.10 years.
The weighted-average per share grant date fair value of options granted during 2017, 2016 and 2015 was $77.14, $49.36 and $50.73, respectively. The total intrinsic value of option rights exercised during 2017, 2016, and 2015 was $255,482, $129,230 and $223,417, respectively. The total fair value of options vested during 2017, 2016 and 2015 was $31,292, $32,476 and $32,655, respectively. There were no outstanding option rights for nonemployee directors at December 31, 2017, 2016 and 2015.
A summary of the Company’s non-qualified and incentive stock option right activity is shown in the following table:

	2017			2016			2015
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	5,163,709	$163.61		5,219,506	$141.58		5,699,892	$117.31
Granted	689,506	377.84		712,967	271.46		697,423	241.84
Exercised	(1,154,698)	123.16		(733,876)	108.81		(1,133,287)	79.41
Forfeited	(49,977)	267.02		(26,653)	232.83		(43,632)	193.60
Expired	(2,227)	236.97		(8,235)	176.28		(890)	87.59
Outstanding end of year	4,646,313	$204.33	$955,810	5,163,709	$163.61	$545,531	5,219,506	$141.58	$616,866
Exercisable at end of year	3,288,237	$156.43	$833,938	3,783,755	$130.59	$522,921	3,807,351	$110.96	$565,934

The weighted-average remaining term for options outstanding at the end of 2017, 2016 and 2015 was 6.28, 6.25 and 6.44 years, respectively. The weighted-average remaining term for options exercisable at the end of 2017, 2016 and 2015 was 5.11, 5.20 and 5.47 years, respectively. Shares reserved for future grants of option rights, restricted stock and RSUs were 6,041,092, 2,557,106 and 3,605,437 at December 31, 2017, 2016 and 2015, respectively.
Restricted stock and RSUs. Grants of RSUs, which generally require three years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan. The February 2017 and 2016 grants consisted of performance-based awards that vest at the end of a three-year period based on the Company’s achievement of specified financial goals relating to earnings per share and return on net assets employed. The February 2015 grant consisted of a combination of performance-based awards and time-based awards. The performance based awards vest at the end of a three-year period based on the Company’s achievement of specified financial goals relating to earnings per share. The time-based awards vest at the end of a three-year period based on continuous employment.
Unrecognized compensation expense with respect to grants of RSUs to eligible employees amounted to $68,540 at December 31, 2017 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted-average period of 0.94 years.
Grants of RSUs have been awarded to nonemployee directors under the Nonemployee Director Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the RSUs for each year following the date of grant. Unrecognized compensation expense with respect to grants of RSUs to nonemployee directors amounted to $1,697 at December 31, 2017 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 0.94 years.
A summary of the Company’s RSU activity for the years ended December 31 is shown in the following table:

	2017	2016	2015
Outstanding at beginning of year	397,326	467,744	655,276
Granted	112,647	99,662	112,494
Exchanged Valspar awards (net of forfeitures)	51,009
Vested	(215,433)	(166,405)	(290,901)
Forfeited	(9,753)	(3,675)	(9,125)
Outstanding at end of year	335,796	397,326	467,744

The weighted-average per share fair value of RSUs granted during 2017, 2016 and 2015 was $313.88, $257.99 and $285.88, respectively.